Cover Page	Aug. 31, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Entity Registrant Name	SYNNEX CORPORATION
Entity Central Index Key	0001177394
Entity Emerging Growth Company	false
Document Period End Date	Aug. 31, 2021
Entity File Number	001-31892
Entity Address, Address Line One	44201 Nobel Drive
Entity Address, City or Town	Fremont
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94538
Entity Incorporation, State or Country Code	DE
City Area Code	(510)
Local Phone Number	656-3333
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	SNX
Security Exchange Name	NYSE
Entity Tax Identification Number	94-2703333